Revenue and Deferred Revenue - Summary Of Deferred Revenue, by Arrangement, Disclosure (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred Revenue Arrangement [Line Items]
Deferred revenue balance as of January 1	$ 64,007	$ 53,501	$ 27,787	$ 19,083	$ 19,083	$ 10,215
Revenue recognized from balance of deferred revenue at the beginning of the year	(3,270)	(3,992)	(1,483)	(1,349)	(4,226)	(8,623)
Revenue deferred during the year	17,346	18,420	6,469	12,904	50,939	30,177
Revenue recognized from revenue originated and deferred during the year	(3,578)	(3,922)	(860)	(2,851)	(12,295)	(12,686)
Deferred revenue balance as of December 31	$ 74,505	$ 64,007	$ 31,913	$ 27,787	$ 53,501	$ 19,083